Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
WRITER’S DIRECT DIAL NUMBER: (617) 951-7375
February 22, 2022
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-08932
Post-Effective Amendment No. 139 to the Registration Statement
Dear Sir or Madam:
On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 139 to Artisan Partners Funds’ Registration Statement under the 1933 Act and Amendment No. 141 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Partners Funds for five years.
In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Artisan International Explorer Fund, a new series of Artisan Partners Funds (the “Fund”) and (ii) a Statement of Additional Information relating to the Fund.
This Amendment relates solely to the Fund. No information relating to any other series or shares of Artisan Partners Funds is amended or superseded hereby.
No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (617) 951-7375.
Sincerely,
/s/ Sarah Clinton

Sarah Clinton